Note 12 - Excess of the Contractual Amount Repayable at Maturity over the Carrying Value of Financial Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Excess of the Contractual Amount Repayable at Maturity over the Carrying Value of Financial Liabilities
Including undrawn loan commitments	[1],[2]	€ 3,308	€ 2,943
Excluding undrawn loan commitments	[1]	€ 892	€ 607

[1]	Assuming the liability is extinguished at the earliest contractual maturity that the Group can be required to repay. When the amount payable is not fixed, it is determined by reference to conditions existing at the reporting date.
[2]	The contractual cash flows at maturity for undrawn loan commitments assume full drawdown of the facility.